Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Non-interest bearing	$ 1,633,941	$ 1,523,417
Interest bearing	4,183,385	3,998,539
Total deposits	$ 5,817,326	$ 5,521,956	$ 5,347,642